Inventories - Summary of Inventories, Net of Obsolescence Reserve (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 1,174	$ 2,064
Finished goods	100,725	89,477
Total inventory	$ 101,899	$ 91,541